Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009	Jul. 31, 2010 Forward Starting Swaps [Member]	Jun. 30, 2009 Forward Starting Swaps [Member]	Dec. 31, 2008 Treasury Locks [Member]	Mar. 31, 2008 Treasury Locks [Member]	Dec. 31, 2009 Treasury Locks [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Jul. 31, 2010 10 year fixed Interest Rate Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		$ 400,000			$ 10,000,000				$ 10,800,000
SERP fair value	58,100,000
Discontinuation of cash flow hedge number of contract						6	6	3
Convertible Notes, stated interest rate		5.60%								4.75%	4.75%
Maturity period of interest rate notes										ten years		10
Mortgage loan issued	650,000,000									600,000,000		600,000,000
Derivative and Other Fair Value Instruments (Textuals) [Abstract]
Total Debt	4,762,896,000	4,783,446,000
Notes, net	5,185,180,000	4,609,124,000
Fair value of mortgage notes payable	4,700,000,000	4,600,000,000
Fair value of unsecured notes payable including line of credit	5,500,000,000	4,700,000,000
Forward starting swaps counterparty terminations designated for 2011 maturity	350,000,000
Forward starting swaps counterparty terminations designated for 2012 maturity	400,000,000
Forward starting swaps counterparty terminations designated for 2013 maturity	200,000,000
Deferred Gains In OCI	58,300,000	4,200,000
Estimated Future Losses In OCI	5,600,000
Reduction in interest expenses, deferred				200,000
Proceeds from sale of investment securities	25,000,000	215,753,000	0
Gain on sale of investment securities		$ 4,943,000	$ 0